INVESTMENTS - Schedule of long-term investments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
INVESTMENTS
Carrying amount of equity investments without readily determinable fair value	$ 3,254	$ 3,350
Carrying amount of equity method investments	944	823
Carrying amount of long-term investments	$ 4,198	$ 4,173